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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                            FORM 13F

                       FORM 13F Cover Page

  Report for Calendar Year of Quarter Ended: March 31 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entities

Institutional Manager Filing this Report:

Name:     Force Capital Management, LLC

Address:  540 Madison Avenue
          27th Floor
          New York, NY 10022

13F File Number:  028-11176

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Steven Fuchs
Title:         Chief Financial Officer
Phone:         (212) 451-9161

Signature, Place and Date of Signing:

     /s/ Steven Fuchs     New York, New York        04/16/2008
     ----------------     ------------------         --------
       [Signature]          [City, State]             [Date]

Report Type: (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

List of Other Reporting for this Manager: NONE

                      Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    29

Form 13F Information Table Value Total: $1,402,027
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

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Force Capital Management, LLC
Form 13F Information Table
March 31 2008

COLUMN 1                 COLUMN 2      COLUMN 3     COLUMN 4     Column 5	    Column 6    Column 7  Column 8
                         TITLE OF                   VALUE        SHRS OR   SH/	    INVESTOR    OTHER  VOTING  AUTHORITY
NAME OF ISSUER           CLASS         CUSIP        (x1000)      PRN AMT   PRN	    DISCRETION  MGRS   SOLE    SHARED
--------------           -----         -----        -------      --------- ---	    ----------  ----   -----------------

ALLEGHENY ENERGY, INC.      COM		017361106      60,544  1,198,900   SH		SOLE	NONE 1,198,900  0
AMERICAN EAGLE OUTFITTERS   COM		02553E106       4,948	 282,600   SH		SOLE	NONE   282,600	0
BLACK & DECKER CORP	    COM		091797100      21,895	 331,245   SH		SOLE	NONE   331,245	0
CHOICE HOTELS INTL INC	    COM		169905106      13,125    384,782   SH		SOLE	NONE   384,782	0
CLEAR CHANNEL OUTDOOR	    COM	CL A	18451C109       3,473    182,672   SH		SOLE	NONE   182,672  0
COPART INC                  COM         217204106      50,840  1,311,650   SH           SOLE	NONE 1,311,650  0
CROWN CASTLE INTL CORP      COM         228227104     106,315  3,082,484   SH           SOLE	NONE 3,082,484  0
CSX CORP		    COM		126408103      18,929    337,598   SH		SOLE	NONE   337,598	0
DISCOVERY HOLDINGS CO	    Com CL A	25468Y107      16,626    783,496   SH		SOLE	NONE   783,496  0
FASTENAL CO		    COM		311900104      36,414    792,817   SH		SOLE	NONE   792,817  0
FREEPORT-MCMORAN COPPER	    COM		35671D857      57,127    593,709   SH		SOLE	NONE   593,709  0
LAMAR ADVERTISING CO	    COM	CL A	512815101      26,142    727,581   SH		SOLE	NONE   727,581  0
LIBERTY MEDIA CORP          COM SER A   53071M500      45,235  1,998,000   SH		SOLE	NONE 1,998,000  0
LIBERTY MEDIA HLDG CORP     COM SER A   53071M302      12,295    781,107   SH		SOLE	NONE   781,107  0
M&F WORLDWIDE CORP	    COM		552541104       3,935	 105,237   SH		SOLE	NONE   105,237	0
MACY'S INC  		    COM  	55616P104       5,956    258,284   SH		SOLE    NONE   258,284  0
MASTERCARD INC 		    COM CL A	57636Q104      38,503	 172,665   SH		SOLE	NONE   172,665	0
NORFOLK SOUTHERN CORP       COM		655844108       1,861     34,257   SH		SOLE	NONE    34,257  0
NYSE EURONEXT, INC   	    COM		629491101      13,596    220,321   SH		SOLE	NONE   220,321	0
SEARS HOLDINGS CORPORATION  COM         812350106      11,887    116,433   SH           SOLE	NONE   116,433  0
SPORTS PROPERTIES ACQ CORP  COM + WRNT	84920F206	5,642	 593,847   SH		SOLE	NONE   593,847	0
SPORTS PROPERTIES ACQ CORP  WRNT        84920F115	  156    347,051   SH		SOLE	NONE   347,051  0
STARWOOD HOTELS & RESORTS   COM		85590A401      27,545    532,275   SH		SOLE	NONE   532,275	0
STATE AUTO FINANCIAL CORP   COM         855707105       1,685     57,844   SH           SOLE	NONE    57,844  0
TARGET CORP		    COM		87612E106      40,422    797,600   SH		SOLE	NONE   797,600  0
UNION PACIFIC CORP	    COM		907818108     113,014	 901,369   SH		SOLE	NONE   901,369  0
VISA INC	            COM	CL A	92826C839      33,051    530,000   SH     	SOLE    NONE   530,000  0
WELLS FARGO & CO	    COM		949746101      14,550	 500,000   SH		SOLE	NONE   500,000	0
YRC WORLWIDE INC            COM         984249102         328	  25,000   SH		SOLE	NONE    25,000  0


Options


SEARS HOLDINGS CORPORATION  CoM         812350106     589,959  5,778,800   SH   CALL    SOLE    NONE 5,778,800  0
LAMAR ADVERTISING CO	    COM	CL A	512815101       7,222    201,000   SH	CALL	SOLE	NONE   201,000  0
UNION PACIFIC CORP	    COM		907818108      18,807	 150,000   SH	CALL	SOLE	NONE   150,000  0





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